                          MARTIN CURRIE BUSINESS TRUST
                           ASIA PACIFIC EX JAPAN FUND








                                  ANNUAL REPORT

                                 APRIL 30, 2000

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

OBJECTIVE         Long term capital appreciation through active management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

LAUNCH DATE       March 24, 1995

FUND SIZE         $375.4m


PERFORMANCE       Total return from May 1, 1999 through April 30, 2000

                  -  MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)         +2.8%
                  -  The Morgan Stanley Capital International - All Countries Asia
                     Pacific Free (ex Japan and India) Index                                    +4.5%

                  Annualized total return from March 24, 1995 through April 30, 2000

                  -  MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)        -22.7%
                  -  MCBT - Asia Pacific Ex Japan Fund (including all transaction fees)        -23.2%

                  The graph on the following page represents the annualized total return of the portfolio including all transaction fees through September 30, 1998, versus the Morgan Stanley Capital
                  International Emerging Free Asia Index from April 1, 1995 through October 31, 1998 and the total return for the period October 31, 1998 through April 30, 2000 versus the Morgan Stanley
                  Capital International All Countries Asia Pacific Free (ex Japan & India) Index, respectively.
                  Note as of November 1998, the Fund changed its' investment mandate and performance bench mark from the Morgan Stanley Capital International Emerging Free Asia Index to the Morgan Stanley
                  Capital International All Countries Asia Pacific Free (ex Japan & India) Index.

                  Annualized total return from April 1, 1995 through April 30, 2000
                  -  MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)        -22.9%
                  -  MCBT - Asia Pacific Ex Japan Fund (including all transaction fees)        -23.5%

                  Total return from October 31, 1998 through April 30, 2000
                  -  MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)        +19.5%
                  -  MCBT - Asia Pacific Ex Japan Fund (including all transaction fees)        +16.7%
                  -  Morgan Stanley Capital International - All Countries Asia
                  Pacific Free (ex Japan & India) Index                                        +43.7%

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                                           4/1/95(a)  4/30/95  4/30/96  4/30/97  4/30/98  10/31/98(b)  4/30/99  4/30/00
MCBT Asia Pacific Ex Japan Fund           $10,000      $9,541  $11,957  $ 9,664   $2,598    $1,986      $2,523   $2,594
MSCI Emerging Free Asia Index             $10,000      $9,850  $11,682  $10,246   $5,737    $4,045
MSCI AC AP Free (Ex Japan & India) Index                                                    $1,986      $2,730   $2,854


(a) Performance for the benchmark is not available from March 24, 1995 (commencement of investment operations). For that reason, performance is shown from April 1, 1995.

(b) Performance for the benchmark is not available from March 24, 1995 (commencement of investment operations). For that reason, performance is shown from October 31, 1998.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price prior to October 1, 1998 which reflects a transaction fee of 175 basis points on purchase and 175 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Transaction fees were eliminated effective October 1, 1998. Past performance is not indicative of future performance.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

PORTFOLIO         In the first full year since its restructure in November 1998,
COMMENTS          the fund's performance was slightly behind that of the index.
                  The portfolio rose by 2.8%, against the MSCI AC Asia Pacific
                  (ex Japan and India) index return of 4.5%. But these numbers mask a high degree of volatility in markets.

                  Our asset allocation was driven by our sector bet on technology, media and telecoms. As such, we favoured the markets with high technology exposure. This resulted in a bias to the markets of South Korea, Taiwan and Singapore. We had no holdings in the smaller markets of the Philippines and Indonesia, and we were underweight to Australia. This proved to be the right decision. Overall, asset allocation contributed positively to fund performance.

                  Good stock selection in South Korea, Singapore, Australia and Taiwan failed to offset poor investment decisions in Hong Kong. In the latter, we were slow to back the technology theme and remained overweight to property for too long. We addressed this. But in the second half of the reporting period, we were hit by the savage selling of technology stocks in Hong Kong which followed Nasdaq's correction in March and April.

                  OUTLOOK

                  The outlook for Asia remains promising. Economies in the region are expected to grow on average 6.3% this year, after growing 5.9% in 1999. Asia's economic crisis has proved short-lived. The pace at which many consumers and companies are adopting new technologies is impressive. Taiwan, South Korea and Singapore are major manufacturing centres for key high-tech products. The combination of some of the world's fastest growing economies, plus these exciting new industries, will continue to provide rewarding investment opportunities.

                  The positive medium to long-term picture is tempered by rising US interest rates. The increasing correlation between Asian and US stockmarkets, and in particular Nasdaq, increases the risk of further correction in the region.

INVESTMENT        Adrian Mowat manages the MCBT Asia Pacific Fund. Adrian
MANAGER PROFILE   graduated from Edinburgh University in 1988 with a degree in electronic and electrical engineering. He joined Martin Currie in 1988 and has worked in our Far East and American investment teams. Adrian became a director of Martin Currie in 1994 and was appointed head of the Asia team in September 1998.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

ASSET ALLOCATION
         (% of net assets)


                                   [PIE CHART]

LARGEST HOLDINGS
BY COUNTRY                                                   % OF NET ASSETS
                   AUSTRALIA

                   Brambles Industries Limited                     2.3
                   AMP Limited                                     2.0

                   HONG KONG

                   Hutchinson Whampoa                              5.5
                   China Telecom (Hong Kong) Limited               4.4
                   Li & Fung Limited                               3.0

                   MALAYSIA

                   Malayan Banking Berhad                          3.8

                   SINGAPORE

                   Natsteel Electronics Limited                    5.1
                   Singapore Telecommunications Limited            3.1

                   SOUTH KOREA

                   Samsung Electronics Company                     7.9
                   SK Telecom Company Limited                      2.9

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                            SHARES                 VALUE
                                                                                            ------                 -----
COMMON STOCKS - 94.6%
AUSTRALIA - 11.6%
       AMP LIMITED                                                                         850,000      $       7,445,999
       ARISTOCRAT LEISURE LIMITED                                                          660,000              5,885,668
       BRAMBLES INDUSTRIES LIMITED                                                         301,000              8,472,788
       FUTURIS CORPORATION LIMITED                                                       4,345,000              4,288,341
       NEWS CORPORATION LIMITED                                                            490,000              6,222,835
       NORTH LIMITED                                                                     4,147,100              7,132,513
       TELSTRA CORPORATION LIMITED                                                         930,000              3,986,500
                                                                                                        -----------------
         TOTAL AUSTRALIA - (COST $44,830,184)                                                                  43,434,644
                                                                                                        -----------------

HONG KONG - 22.0%
       BANK OF EAST ASIA LIMITED                                                         3,376,200              7,303,570
       CHINA TELECOM (HONG KONG) LIMITED *                                               2,333,000             16,698,088
       CITIC PACIFIC LIMITED                                                             1,045,000              4,802,932
       e-KONG GROUP LIMITED                                                             22,000,000              4,038,926
       HUTCHISON WHAMPOA                                                                 1,430,000             20,745,391
       i-CABLE COMMUNICATIONS LIMITED *                                                  8,900,000              3,884,866
       LI & FUNG LIMITED                                                                 2,901,000             11,322,138
       SUNDAY COMMUNICATIONS LIMITED *                                                   1,500,000                319,674
       TCL INTERNATIONAL HOLDINGS LIMITED                                               12,500,000              7,542,495
       TELEVISION BROADCASTS LIMITED                                                       900,000              6,152,750
                                                                                                        -----------------
         TOTAL HONG KONG - (COST $87,523,784)                                                                  82,810,830
                                                                                                        -----------------

MALAYSIA - 3.9%
       MALAYAN BANKING BERHAD                                                            3,414,000             14,195,052
       MALAYSIAN AIRLINE SYSTEM BERHAD                                                     340,000                297,053
                                                                                                        -----------------
         TOTAL MALAYSIA - (COST $15,795,215)                                                                   14,492,105
                                                                                                        -----------------

SINGAPORE - 13.4%
       CHARTERED SEMICONDUCTOR MANUFACTURING, ADR *                                         80,000              6,990,000
       DATACRAFT ASIA LIMITED *                                                            942,000              7,065,000
       NATSTEEL ELECTRONICS LIMITED                                                      3,330,000             19,123,352
       OVERSEAS CHINESE BANK                                                               810,700              5,558,272
       SINGAPORE TELECOMMUNICATIONS LIMITED                                              8,000,000             11,532,376
                                                                                                        -----------------
         TOTAL SINGAPORE - (COST $37,073,323)                                                                  50,269,000
                                                                                                        -----------------

SOUTH KOREA - 19.7%
       HAANSOFT INCORPORATED                                                               183,424              3,239,568
       HOUSING & COMMERCIAL BANK, GDR                                                       29,611                506,969
       HYUNDAI ELECTRONICS INDUSTRIES COMPANY *                                            398,997              6,327,864
       KOREA TELECOM CORPORATION, ADR                                                      180,070              6,212,415
       LOCUS CORPORATION *                                                                  24,516              2,982,347
       MIRAE COMPANY                                                                       670,000              3,465,465
       POHANG IRON & STEEL COMPANY LIMITED                                                  46,247              3,617,247
       SAMSUNG ELECTRO-MECHANICS COMPANY                                                   106,793              7,265,484
       SAMSUNG ELECTRONICS COMPANY                                                         110,068             29,754,810
       SK TELECOM COMPANY LIMITED                                                           40,360             10,728,723
                                                                                                        -----------------
         TOTAL SOUTH KOREA - (COST $64,854,666)                                                                74,100,892
                                                                                                        -----------------

See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                            SHARES                 VALUE
                                                                                            ------                 -----
TAIWAN - 20.2%
       COMPAL ELECTRONICS INCORPORATED                                                   2,562,119      $       6,573,830
       COMPEQ MANUFACTURING COMPANY LIMITED                                              1,368,000              7,556,529
       EVERGREEN MARINE CORPORATION                                                      4,491,000              3,522,928
       PACIFIC ELECTRIC WIRE & CABLE COMPANY LIMITED                                     6,622,517              6,537,016
       POWERCHIP SEMICONDUCTOR CORPORATION, GDR *                                          321,000              7,423,125
       SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                       1,067,000              7,219,121
       TAIWAN SEMICONDUCTOR MANUFACTURING                                                2,285,075             14,713,507
       UNITED WORLD CHINESE COMMERCIAL BANK                                              4,780,560              4,718,840
       VIA TECHNOLOGIES INCORPORATED                                                       708,000             11,801,928
       WYSE TECHNOLOGY TAIWAN LIMITED                                                    2,661,000              5,740,350
                                                                                                        -----------------
         TOTAL TAIWAN - (COST $62,264,799)                                                                     75,807,174
                                                                                                        -----------------

THAILAND - 3.8%
       TELECOMASIA CORPORATION PUBLIC COMPANY LIMITED *                                  8,032,800             10,762,453
       THAI PETROCHEMICAL INDUSTRY PUBLIC COMPANY LIMITED *                             15,149,700              3,701,358
                                                                                                        -----------------
         TOTAL THAILAND - (COST $19,539,132)                                                                   14,463,811
                                                                                                        -----------------
TOTAL COMMON STOCKS - (COST $331,881,103) +                                                                   355,378,456
                                                                                                        -----------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT
                                                                                         ---------
SHORT TERM INVESTMENT - 1.8%
       STATE STREET BANK AND TRUST COMPANY, 5.250%, 05/01/2000 (a)                    $  6,595,000              6,595,000
                                                                                                        -----------------
TOTAL SHORT TERM INVESTMENT - (COST $6,595,000)                                                                 6,595,000
                                                                                                        -----------------
TOTAL INVESTMENTS - (COST  $338,476,103) - 96.4%                                                              361,973,456
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 3.6%                                                    13,471,259
                                                                                                        -----------------
NET ASSETS - 100.0%                                                                                     $     375,444,715
                                                                                                        =================

*      Non-income producing security.
(a) The repurchase agreement, dated 4/28/2000, $6,595,000 par due 5/1/2000, is collateralized by United States Treasury Bonds, 10.750%, due 5/15/2003with a market value of $6,727,678.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Air Travel 0.1%, Banks 8.6%, Broadcasting 1.6%, Commercial Services 3.3%, Communication Services 0.1%, Computer Services 1.7%, Computers 1.5%, Conglomerates 5.5%, Distribution/Wholesale 3.0%, Diversified 3.3%, Electrical Equipment 1.7%, Electronics 24.3%, Financial Services 2.0%, Leisure 1.6%, Mining 1.9%, Petroleum Services 1.0%, Publishing 1.7%, Semi-Conductor Manufacturing Equipment 10.9%, Steel 1.0%,Telecommunications 18.9%, Transportation 0.9%.

ADR      American Depository Receipts
GDR      Global Depositary Receipts.

See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                  APRIL 30, 2000

ASSETS

    Investments in securities, at value (cost $331,881,103) (Note B)                                    $     355,378,456

    Investments in repurchase agreements, at value (Note B)                                                     6,595,000
                                                                                                        -----------------

       Total Investments                                                                                      361,973,456

    Cash                                                                                                              434

    Foreign currency, at value (cost $10,640,508) (Note B)                                                     10,532,020

    Receivable for investments sold                                                                             4,414,598

    Dividend and interest receivable                                                                              297,544
                                                                                                        -----------------

       TOTAL ASSETS                                                                                           377,218,052
                                                                                                        -----------------

LIABILITIES

    Management fee payable (Note C)                                                                             1,614,075

    Administration fee payable (Note C)                                                                            21,833

    Trustees fees payable (Note C)                                                                                  1,646

    Accrued expenses and other liabilities                                                                        135,783
                                                                                                        -----------------

       TOTAL LIABILITIES                                                                                        1,773,337
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     375,444,715
                                                                                                        =================

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     396,497,939

    Undistributed net investment income                                                                                 0

    Accumulated net realized loss on investment and foreign currency transactions                             (44,439,428)

    Net unrealized appreciation on investment and foreign currency transactions                                23,386,204
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     375,444,715
                                                                                                        =================

NET ASSET VALUE PER SHARE                                                                               $            2.56
($375,444,715 / 146,686,415 shares of beneficial interest outstanding)                                  =================


See notes to financial statements.
                                       7

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                                       YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME

    Interest income                                                                                     $         705,212

    Dividend income                                                                                             5,877,337

    Foreign taxes withheld                                                                                       (490,898)
                                                                                                        -----------------

       TOTAL INVESTMENT INCOME                                                                                  6,091,651
                                                                                                        -----------------

EXPENSES

    Management fee (Note C)                                                                                     5,718,428

    Custodian fee                                                                                                 527,546

    Administration fee (Note C)                                                                                   228,935

    Audit fee                                                                                                      26,021

    Legal fees                                                                                                     16,178

    Transfer agent fee                                                                                              8,110

    Trustees fees (Note C)                                                                                          7,022

    Amortization of deferred organization expenses (Note B)                                                         2,101

    Miscellaneous expenses                                                                                         15,666
                                                                                                        -----------------

       TOTAL EXPENSES                                                                                           6,550,007
                                                                                                        -----------------

NET INVESTMENT LOSS                                                                                              (458,356)
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain on investments (net of foreign taxes paid of $630,270)                                   10,528,328

    Net realized gain on foreign currency transactions                                                            131,357

    Net unrealized appreciation (depreciation) on:

       Investments                                                                                            (11,994,613)

       Foreign currency transactions                                                                             (136,517)
                                                                                                        -----------------

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                      (1,471,445)
                                                                                                        -----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                              $      (1,929,801)
                                                                                                        =================

See notes to financial statements.
                                       8

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year                Year
                                                                                            Ended               Ended
                                                                                       April 30, 2000      April 30, 1999
                                                                                      ---------------     ---------------
   m
NET ASSETS at beginning of period                                                     $   199,723,978     $    21,072,974
                                                                                      ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment (loss)                                                                    (458,356)           (231,321)

    Net realized gain (loss) on investment transactions                                    10,528,328            (352,596)

    Net realized gain (loss) on foreign currency transactions                                 131,357            (248,326)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                        (11,994,613)         39,205,615

       Foreign currency transactions                                                         (136,517)             27,188
                                                                                      ----------------    ---------------

    Net increase (decrease) in net assets from operations                                  (1,929,801)         38,400,560
                                                                                      ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                     211,776,424         173,143,913

    Cost of shares repurchased                                                            (34,125,886)        (32,922,754)

    Paid in capital from subscription and redemption fees                                           0              29,285
                                                                                      ---------------     ---------------

    Total increase in net assets from capital share transactions                          177,650,538         140,250,444
                                                                                      ---------------     ---------------

NET INCREASE IN NET ASSETS                                                                175,720,737         178,651,004
                                                                                      ---------------     ---------------

NET ASSETS at end of period (includes undistributed net investment
    losses of $0 and ($198,766), respectively)                                        $   375,444,715     $   199,723,978
                                                                                      ===============     ===============

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                            78,479,043          88,316,616

    Less shares repurchased                                                               (11,981,245)        (16,253,026)
                                                                                      ---------------     ----------------

    Net share transactions                                                                 66,497,798          72,063,590
                                                                                      ===============     ===============

See notes to financial statements.
                                       9

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                           Year(2)         Year(2)         Year         Year(2)         Year(2)
                                                            Ended           Ended          Ended         Ended           Ended
                                                       April 30, 2000  April 30, 1999 April 30, 1998 April 30, 1997  April 30, 1996
                                                       --------------  -------------- -------------- --------------  --------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period                     $      2.490    $      2.590    $     9.630    $    12.360    $      9.980
                                                         ------------    ------------    -----------    -----------    ------------

Net investment (loss)                                          (0.003)         (0.005)        (0.227)        (0.101)         (0.029)

Net realized and unrealized gain (loss) on investment
        and foreign currency transactions                       0.073*         (0.095)        (6.871)        (2.503)          2.446
                                                         ------------    ------------    -----------    -----------    ------------

Total from investment operations                                0.070          (0.100)        (7.098)        (2.604)          2.417
                                                         ------------    ------------    -----------    -----------    ------------

Less distributions:
     In excess of net investment income                         0.000           0.000          0.000         (0.009)          0.000
     Net realized gains                                         0.000           0.000          0.000          0.000          (0.209)
     In excess of net realized gains                            0.000           0.000          0.000         (0.305)          0.000
                                                         ------------    ------------    -----------    -----------    ------------

Total distributions                                             0.000           0.000          0.000         (0.314)         (0.209)
                                                         ------------    ------------    -----------    -----------    ------------

Paid in capital from subscription and
     redemption fees (Note B)                                   0.000           0.000          0.058          0.188           0.172
                                                         ------------    ------------    -----------    -----------    ------------

Net asset value, end of period                           $      2.560    $      2.490    $     2.590    $     9.630    $     12.360
                                                         ============    ============    ===========    ===========    ============

TOTAL INVESTMENT RETURN (1)                                     2.81%          (3.86)%       (73.10)%       (19.82)%         26.30%
-----------------------                                 ============    ============    ===========    ===========    ============

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                               $375,444,715    $199,723,978    $21,072,974    $84,384,554    $129,326,397
Operating expenses, net, to average
        net assets (Note C)                                     1.72%           1.83%          2.00%          1.89%           1.93%
Operating expenses, gross, to average
        net assets (Note C)                                     1.72%           1.83%          2.23%          1.98%           2.18%
Net investment income (loss) to
        average net assets                                     (0.12)%         (0.26)%        (0.09)%        (0.89)%         (0.27)%
Portfolio turnover rate                                          114%            158%           162%           118%             65%
Per share amount of fees waived (Note C)                $      0.000    $      0.000    $     0.552    $     0.011    $      0.027

-----------------------------------------------------------------------------------------------------------------------------------

* The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to the fluctuating market value of the investments.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2) The per share amounts were computed using an average number of shares outstanding during the year.


See notes to financial statements.
                                       10

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific Ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Asia Pacific Ex Japan Fund (the "Fund") commenced investment operations on March 24, 1995. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at April 30, 2000.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund were deferred and were being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30 1998, there was a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and are recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. As of April 30, 2000, the Fund has a realized capital loss carryforward, for Federal income tax purposes, of $43,391,994 ($10,915,008 expires April 30, 2006 and $32,476,986 expires April 30, 2007), available to be used to offset future realized capital gains.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the year ended April 30, 2000, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 2000 were $571,414,075 and $401,122,304, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 2000 were as follows:

     IDENTIFIED              GROSS UNREALIZED                  NET UNREALIZED
       COST           APPRECIATION    (DEPRECIATION)           APPRECIATION
    ------------       ------------    --------------           ------------
    $339,523,537        $70,911,189     $(48,461,270)            $22,449,919

NOTE E - PRINCIPAL SHAREHOLDERS
As of April 30, 2000, there were two shareholders who owned greater than 10% of the Fund's outstanding shares, representing 52% of the Fund.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

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                                       14

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholders of the
Martin Currie Business Trust - Asia Pacific Ex Japan Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asia Pacific Ex Japan Fund (the "Fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
June 23, 2000

                          MARTIN CURRIE BUSINESS TRUST


                              --------------------


                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                              --------------------


                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                              --------------------


--------------------------------------------------------------------------------
   The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------